UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1: Schedule of Investments.
A copy of the Schedule of Investments for the period ended 9/30/14 is included with this Form.

The Value Line Fund, Inc. Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (99.6%)

	CONSUMER DISCRETIONARY (8.7%)
4,000	AutoZone, Inc. *	$2,038,640
13,600	BorgWarner, Inc.	715,496
17,400	Brinker International, Inc.	883,746
6,000	Buckle, Inc. (The) (1)	272,340
7,600	Buffalo Wild Wings, Inc. *	1,020,452
16,800	Dick’s Sporting Goods, Inc.	737,184
1,800	Domino’s Pizza, Inc.	138,528
5,700	Gildan Activewear, Inc. (1)	311,904
33,000	LKQ Corp. *	877,470
3,200	O’Reilly Automotive, Inc. *	481,152
32,000	TJX Companies, Inc. (The)	1,893,440
10,400	VF Corp.	686,712
16,800	Wolverine World Wide, Inc.	421,008
		10,478,072
	CONSUMER STAPLES (10.0%)
3,100	Boston Beer Co., Inc. (The) Class A * (1)	687,456
4,600	British American Tobacco PLC ADR	520,168
11,400	Casey’s General Stores, Inc.	817,380
26,000	Church & Dwight Co., Inc.	1,824,160
9,000	Costco Wholesale Corp.	1,127,880
7,500	Energizer Holdings, Inc.	924,075
40,500	Flowers Foods, Inc.	743,580
44,600	Hormel Foods Corp.	2,291,994
15,700	Ingredion, Inc.	1,189,903
21,100	J&J Snack Foods Corp.	1,974,116
		12,100,712
	ENERGY (4.9%)
2,000	Core Laboratories N.V.	292,700
14,000	Enbridge, Inc.	670,320
24,600	EQT Corp.	2,251,884
5,600	FMC Technologies, Inc. *	304,136
13,400	Noble Energy, Inc.	916,024
3,600	Oceaneering International, Inc.	234,612
15,000	ONEOK, Inc.	983,250
1,500	Pioneer Natural Resources Co.	295,455
		5,948,381
	FINANCIALS (4.6%)
11,100	Affiliated Managers Group, Inc. *	2,223,996
9,000	AFLAC, Inc.	524,250
9,000	American Tower Corp. REIT	842,670
3,500	Crown Castle International Corp. REIT	281,855
6,300	M&T Bank Corp.	776,727
5,000	Prudential Financial, Inc.	439,700
6,000	Royal Bank of Canada	428,700
		5,517,898
	HEALTH CARE (11.9%)
12,200	C.R. Bard, Inc.	1,741,062
6,800	Cooper Cos., Inc. (The)	1,059,100
1,500	DaVita HealthCare Partners, Inc. *	109,710

Shares		Value
11,300	DENTSPLY International, Inc.	$515,280
11,340	Express Scripts Holding Co. *	800,944
12,700	Henry Schein, Inc. *	1,479,169
6,400	IDEXX Laboratories, Inc. *	754,112
5,600	McKesson Corp.	1,090,152
26,800	Mednax, Inc. *	1,469,176
8,500	Mettler-Toledo International, Inc. *	2,177,105
30,500	Novo Nordisk A/S ADR	1,452,410
10,000	Teva Pharmaceutical Industries Ltd. ADR	537,500
10,200	Thermo Fisher Scientific, Inc.	1,241,340
		14,427,060
	INDUSTRIALS (37.8%)
7,800	Acuity Brands, Inc.	918,138
49,750	AMETEK, Inc.	2,497,948
22,200	Canadian National Railway Co.	1,575,312
800	Canadian Pacific Railway Ltd.	165,976
5,800	Carlisle Companies, Inc.	466,204
10,000	Chicago Bridge & Iron Co. N.V.	578,500
15,000	CLARCOR, Inc.	946,200
6,000	Clean Harbors, Inc. *	323,520
10,700	Danaher Corp.	812,986
55,200	Donaldson Co., Inc.	2,242,776
5,800	Equifax, Inc.	433,492
8,300	Esterline Technologies Corp. *	923,541
12,000	Fastenal Co.	538,800
6,900	General Dynamics Corp.	876,921
15,300	Graco, Inc.	1,116,594
1,000	Healthcare Services Group, Inc.	28,610
13,983	HEICO Corp.	653,006
16,200	IDEX Corp.	1,172,394
7,000	IHS, Inc. Class A *	876,330
16,250	ITT Corp.	730,275
10,800	J.B. Hunt Transport Services, Inc.	799,740
12,200	Kansas City Southern	1,478,640
14,700	Kirby Corp. *	1,732,395
5,400	L-3 Communications Holdings, Inc.	642,168
11,000	Lincoln Electric Holdings, Inc.	760,485
12,700	Middleby Corp. (The) *	1,119,251
1,500	Oshkosh Corp.	66,225
10,400	Parker-Hannifin Corp.	1,187,160
4,700	Precision Castparts Corp.	1,113,336
37,300	Republic Services, Inc.	1,455,446
2,800	Rockwell Automation, Inc.	307,664
90,600	Rollins, Inc.	2,652,768
16,100	Roper Industries, Inc.	2,355,269
11,400	Snap-on, Inc.	1,380,312
18,600	Stericycle, Inc. *	2,168,016
17,600	Teledyne Technologies, Inc. *	1,654,576
17,300	Toro Co. (The)	1,024,679
11,600	Union Pacific Corp.	1,257,672
4,200	Valmont Industries, Inc. (1)	566,706
4,000	W.W. Grainger, Inc.	1,006,600
16,900	Wabtec Corp.	1,369,576
33,300	Waste Connections, Inc.	1,615,716
		45,591,923

1

Shares		Value

	INFORMATION TECHNOLOGY (10.7%)
8,300	Alliance Data Systems Corp. *	$2,060,641
7,000	Amphenol Corp. Class A	699,020
21,200	ANSYS, Inc. *	1,604,204
24,000	Cognizant Technology Solutions Corp. Class A *	1,074,480
10,400	Fiserv, Inc. *	672,204
18,200	Open Text Corp. (1)	1,008,644
24,000	Salesforce.com, Inc. *	1,380,720
3,900	Syntel, Inc. *	342,966
15,500	Ultimate Software Group, Inc. (The) *	2,193,405
17,400	WEX, Inc. *	1,919,568
		12,955,852
	MATERIALS (9.9%)
4,000	Airgas, Inc.	442,600
12,000	Ball Corp.	759,240
36,600	Crown Holdings, Inc. *	1,629,432
14,000	Ecolab, Inc.	1,607,620
22,400	FMC Corp.	1,281,056
1,300	NewMarket Corp.	495,326
10,000	Packaging Corp. of America	638,200
4,300	Praxair, Inc.	554,700
12,800	Scotts Miracle-Gro Co. (The) Class A	704,000
8,000	Sigma-Aldrich Corp.	1,088,080
25,900	Silgan Holdings, Inc.	1,217,300
19,400	Valspar Corp. (The)	1,532,406
		11,949,960
	UTILITIES (1.1%)
23,500	ITC Holdings Corp.	837,305
23,000	Questar Corp.	512,670
		1,349,975
	TOTAL COMMON STOCKS (Cost $75,975,064) (99.6%)	120,319,833

	TOTAL INVESTMENT SECURITIES (99.6%) (Cost $75,975,064)	$120,319,833

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		447,512
NET ASSETS (2) (100%)		$120,767,345
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($120,767,345 ÷ 8,772,713 shares outstanding)		$13.77

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2014, the market value of the securities on loan was $1,770,096.
(2)
For federal income tax purposes, the aggregate cost was $75,975,064, aggregate gross unrealized appreciation was $44,502,575, aggregate gross unrealized depreciation was $157,806 and the net unrealized appreciation was $44,344,769.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$120,319,833	$-	$-	$120,319,833

Total Investments in Securities	$120,319,833	$-	$-	$120,319,833

*See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2014